Other Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2026
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable

As of June 30, 2026 and December 31, 2025, other taxes payable consisted of the following:

	As of June 30, 2026	As of December 31, 2025
VAT payable	$15,964	$14,944
Income tax payable	3,716	2,495
Business tax payable	1,958	1,835
Others	6	11
	$21,644	$19,285